Annual Fund Operating Expenses - Class 1 Shares - JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1	May 01, 2021
Operating Expenses:
Management Fees	0.65%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.84%